Long-term Debt - Amendment Terms (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended		24 Months Ended	0 Months Ended	24 Months Ended	0 Months Ended		24 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Commerzbank AG Aggregate Facility	Dec. 31, 2014 Commerzbank AG Aggregate Facility	Dec. 31, 2013 Commerzbank AG Aggregate Facility	Dec. 31, 2014 Commerzbank AG Aggregate Facility	Dec. 31, 2012 HSH Nordbank AG	Dec. 31, 2014 HSH Nordbank AG	Dec. 31, 2012 HSH Nordbank AG Supramax Tranche - Balloon payment	Dec. 31, 2012 HSH Nordbank AG Supramax Tranche - Installments	Dec. 31, 2014 HSH Nordbank AG - Capesize tranche	Dec. 31, 2014 HSH Nordbank AG - Supramax tranche	Dec. 31, 2012 HSH Nordbank AG - Supramax tranche
Long term debt [Line Items]
Deferred installment			50% of the installments	60% of the installments			minimum of aproximately $3.5 millions
Loan margin before the amendment								3.00%				2.75%
Loan margin under the amendment		3.00%								3.50%	3.50%
Loan prepayment		$ 2,000				$ 6,600		$ 3,500	$ 3,100
Processing fee							12
Processing fee percentage on outstanding loan amount					0.40%
Equity Raising Undertaking	$ 30,000